PREPAYMENTS - THIRD PARTIES - Movement of allowance for doubtful prepayments (Details) - Non-related party - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
PREPAYMENTS - THIRD PARTIES
Balance at beginning of the period	$ 581,462	$ 2,153,390
Charge to expenses	10,825	164,953
Writing off prepayments		(1,443,356)
Foreign exchange income	(13,463)	(48,210)
Balance at end of the period	$ 578,824	$ 826,777